Provisions - Summary of Provisions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions	₩ 887,753	₩ 1,095,906	₩ 989,076
Other provisions current	419,744	515,988
Others [member]
Disclosure of other provisions [line items]
Other provisions	257,722	423,013	360,861
Other provisions current	187,785	291,139
Others [member] | POSCO INTERNATIONAL Corporation and Korea Fuel Cell [member]
Disclosure of other provisions [line items]
Other provisions	23,224	97,928
Lawsuits provision [member]
Disclosure of other provisions [line items]
Other provisions	45,712	52,530
Emission of greenhouse gases [member]
Disclosure of other provisions [line items]
Other provisions current	9,065	14,178
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions	175,820	191,146	₩ 159,531
Other provisions current	14,567	6,049
Provision for decommissioning, restoration and rehabilitation costs [member] | POSCO Canada Ltd. [member]
Disclosure of other provisions [line items]
Other provisions	119,710
New and renewable energy [member]
Disclosure of other provisions [line items]
Other provisions	64,166	₩ 123,073
Land [member] | Gangneung province [member]
Disclosure of other provisions [line items]
Other provisions	₩ 17,005
Land [member] | Gangneung province [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	3.77%
Land [member] | Gangneung province [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	3.89%
Land [member] | Pohang work [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	3.77%
Land [member] | Pohang work [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	3.89%